Balance Sheets - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash	$ 8,956,200	$ 2,146,611	$ 4,609,332
Accounts receivable, net	1,476,454	1,193,426	128,969
Inventories, net	581,498	498,702	549,045
Prepaid expenses and other current assets	636,746	416,600	484,649
Total current assets	11,650,898	4,255,339	5,771,995
Fixed assets, net	2,900,994	3,123,567	1,806,331
Total assets	14,551,892	7,378,906	7,578,326
Current liabilities:
Accounts payable	1,792,541	1,269,953	960,486
Accrued liabilities	1,953,970	1,425,761	1,160,036
Supplier financings	120,802	61,226	75,691
Current portion of equipment financings	571,774	408,992	262,674
Current portion of credit facility, net		1,168,811	1,934,665
Total current liabilities	4,439,087	4,661,345	4,393,552
Interest payable		326,602	20,776
Non-current portion of equipment financings	1,016,352	1,150,063	778,643
Non-current portion of credit facility, net			1,123,001
Non-current portion of interest payable			227,177
Non-current portion of deferred rent	158,045	271,464	397,292
Total liabilities	5,613,484	6,082,872	6,919,665
Commitments and contingencies
Shareholders’ equity:
Preferred stock, $0.0001 par value, 5,000,000 authorized	1
Common stock, $0.0001 par value, 150,000,000 shares authorized	394	118	58
Additional paid-in capital	223,382,018	196,545,523	174,294,473
Accumulated deficit	(214,444,005)	(195,249,607)	(173,635,870)
Total shareholders’ equity	8,938,408	1,296,034	658,661
Total liabilities and shareholders’ equity	$ 14,551,892	7,378,906	$ 7,578,326
Scenario, Previously Reported [Member]
Current liabilities:
Accrued liabilities		1,752,363
Shareholders’ equity:
Common stock, $0.0001 par value, 150,000,000 shares authorized		3,518
Additional paid-in capital		$ 196,542,123